Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Disclosure of cash and cash equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
4.	Cash and cash equivalents

	December 31,	December 31,
	2018	2017
Cash and due from banks	9,644	11,032
Interest-bearing deposits in banks	1,736,008	661,016
Total	1,745,652	672,048

Less:
Pledged deposits	39,460	53,241
Total cash and cash equivalents	1,706,192	618,807

The following table presents the details of interest-bearing deposits in banks and pledged deposits:

	December 31, 2018		December 31, 2017
	Amount	Interest rate range	Amount	Interest rate range
Interest-bearing deposits in banks:
Demand deposits (1)	1,686,008	2.43 % to 6.5%	661,016	0.25 % to 1.55%
Time deposits (2)	50,000		-	-
Total	1,736,008		661,016

Pledged deposits (3)	39,460	2.40%	53,241	1.42%

The following table provides a breakdown of pledged deposits by country risk:

	December 31,	December 31,
	2018	2017
Country:
Netherlands	494	15,582
Spain	8,740	22,580
United Kingdom	15,217	9,137
United States of America (3)	15,009	5,942
Total	39,460	53,241

(1)
Interest-bearing demand deposits based on the daily rates determined by banks. The rate of
6.5
% corresponds to a deposit placed in BRL - Brazil. In addition, a rate of
5.61
% corresponds to a deposit placed in MXN – México.

(2)	Time deposits “overnight” calculated on an average interest rate.
(3)
Includes deposits pledged of $
3.5
million and $
3.0
 million at December 31, 2018 and 2017, respectively, with the New York State Banking Department under March 1994 legislation and deposits pledged to guarantee derivative financial instrument transactions.